Detail movement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detail movement [line items]
Investments in joint ventures, beginning balance	€ 0	€ 1,018
Additional investment	500	0
Share in loss of joint venture	(469)	(1,018)	€ (401)
Investments in joint ventures, ending balance	€ 31	€ 0	€ 1,018